Document and Entity Information	12 Months Ended
Dec. 14, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	VARIABLE INSURANCE PRODUCTS FUND II
Central Index Key	0000831016
Amendment Flag	false
Document Creation Date	Dec. 14, 2012
Document Effective Date	Dec. 14, 2012
Prospectus Date	Dec. 14, 2012